Shareholders' Equity - Schedule of Legal Reserve (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Reserve [Abstract]
Net income for the year	R$ 769	R$ 710	R$ 1,220
Tax incentive reserve	(229)	(710)	(753)
Base for legal reserve	R$ 540		R$ 467
% Legal reserve	5.00%	5.00%	5.00%
Legal reserve for the year	R$ 27		R$ 23